Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Jun. 30, 2021	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	Jun. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	May 31, 2016	Nov. 30, 2015
Class R
Account Value [Line Items]
Accumulated Value	$ 33,660	$ 23,642	$ 24,565	$ 21,455	$ 18,533	$ 14,771	$ 13,892	$ 13,616	$ 17,491	$ 18,770	$ 10,781	$ 8,499	$ 8,700	$ 7,858	$ 8,517	$ 9,197		$ 9,852	$ 9,524	$ 8,927	$ 8,918	$ 10,000
Wilshire 2500 Growth Fund [Member]
Account Value [Line Items]
Accumulated Value	$ 47,117	$ 39,760	$ 40,326	$ 34,580	$ 28,861	$ 25,712	$ 22,883	$ 23,491	$ 29,093	$ 26,857	$ 22,180	$ 17,715	$ 17,051	$ 14,627	$ 14,300		$ 14,387	$ 13,429	$ 11,909	$ 10,525	$ 9,783	$ 10,000